Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2035 Fund

December 31, 2020

Z35-QTLY-0221
1.9884243.103

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	846	$14,189
Fidelity Series Commodity Strategy Fund (a)	823	3,779
Fidelity Series Large Cap Growth Index Fund (a)	583	9,106
Fidelity Series Large Cap Stock Fund (a)	610	10,028
Fidelity Series Large Cap Value Index Fund (a)	1,458	19,257
Fidelity Series Small Cap Opportunities Fund (a)	299	4,788
Fidelity Series Value Discovery Fund (a)	496	7,112
TOTAL DOMESTIC EQUITY FUNDS
(Cost $60,137)		68,259

International Equity Funds - 37.0%
Fidelity Series Canada Fund (a)	263	3,037
Fidelity Series Emerging Markets Fund (a)	198	2,240
Fidelity Series Emerging Markets Opportunities Fund (a)	790	19,728
Fidelity Series International Growth Fund (a)	448	7,968
Fidelity Series International Index Fund (a)	293	3,311
Fidelity Series International Small Cap Fund (a)	144	2,950
Fidelity Series International Value Fund (a)	785	7,919
Fidelity Series Overseas Fund (a)	640	7,932
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $45,869)		55,085

Bond Funds - 15.9%
Fidelity Series Corporate Bond Fund (a)	283	3,238
Fidelity Series Emerging Markets Debt Fund (a)	89	853
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	27	293
Fidelity Series Floating Rate High Income Fund (a)	20	185
Fidelity Series Government Bond Index Fund (a)	350	3,835
Fidelity Series High Income Fund (a)	102	968
Fidelity Series Inflation-Protected Bond Index Fund (a)	277	2,974
Fidelity Series International Credit Fund (a)	5	56
Fidelity Series Investment Grade Bond Fund (a)	359	4,285
Fidelity Series Investment Grade Securitized Fund (a)	279	2,920
Fidelity Series Long-Term Treasury Bond Index Fund (a)	374	3,427
Fidelity Series Real Estate Income Fund (a)	55	578
TOTAL BOND FUNDS
(Cost $23,125)		23,612

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	64	64
Fidelity Series Short-Term Credit Fund (a)	21	216
Fidelity Series Treasury Bill Index Fund (a)	144	1,443
TOTAL SHORT-TERM FUNDS
(Cost $1,717)		1,723
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $130,848)		148,679
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$148,679

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,008	$5,466	$3,502	$4,418	$612	$2,605	$14,189
Fidelity Series Canada Fund	2,303	297	437	64	(40)	914	3,037
Fidelity Series Commodity Strategy Fund	3,496	487	946	16	(162)	904	3,779
Fidelity Series Corporate Bond Fund	1,695	1,893	577	80	(6)	233	3,238
Fidelity Series Emerging Markets Debt Fund	693	31	--	30	--	129	853
Fidelity Series Emerging Markets Debt Local Currency Fund	--	276	--	2	--	17	293
Fidelity Series Emerging Markets Fund	1,148	374	94	31	--	812	2,240
Fidelity Series Emerging Markets Opportunities Fund	10,559	3,412	1,497	581	93	7,161	19,728
Fidelity Series Floating Rate High Income Fund	158	6	--	6	--	21	185
Fidelity Series Government Bond Index Fund	2,650	1,988	706	79	9	(106)	3,835
Fidelity Series Government Money Market Fund 0.13%	1,016	571	1,523	1	--	--	64
Fidelity Series High Income Fund	790	59	--	38	--	119	968
Fidelity Series Inflation-Protected Bond Index Fund	2,292	850	318	38	2	148	2,974
Fidelity Series International Credit Fund	49	4	--	4	--	3	56
Fidelity Series International Growth Fund	6,404	1,861	1,726	1,129	77	1,352	7,968
Fidelity Series International Index Fund	2,503	196	314	63	(11)	937	3,311
Fidelity Series International Small Cap Fund	1,889	116	67	24	(2)	1,014	2,950
Fidelity Series International Value Fund	5,979	827	1,377	221	(158)	2,648	7,919
Fidelity Series Investment Grade Bond Fund	2,360	2,473	617	192	(5)	74	4,285
Fidelity Series Investment Grade Securitized Fund	1,809	1,679	543	66	--	(25)	2,920
Fidelity Series Large Cap Growth Index Fund	6,710	637	1,825	277	283	3,301	9,106
Fidelity Series Large Cap Stock Fund	6,970	1,276	912	525	33	2,661	10,028
Fidelity Series Large Cap Value Index Fund	12,953	2,431	1,149	379	(33)	5,055	19,257
Fidelity Series Long-Term Treasury Bond Index Fund	2,562	1,613	300	344	30	(478)	3,427
Fidelity Series Overseas Fund	6,112	825	1,540	90	(64)	2,599	7,932
Fidelity Series Real Estate Income Fund	435	34	--	33	--	109	578
Fidelity Series Short-Term Credit Fund	204	5	--	3	--	7	216
Fidelity Series Small Cap Opportunities Fund	3,453	277	832	100	(32)	1,922	4,788
Fidelity Series Treasury Bill Index Fund	2,719	11	1,276	11	(4)	(7)	1,443
Fidelity Series Value Discovery Fund	4,051	1,255	163	145	(2)	1,971	7,112
	$102,970	$31,230	$22,241	$8,990	$620	$36,100	$148,679

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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